Cash dividend (Details Textual) $ / shares in Units, $ in Thousands								12 Months Ended
	Jun. 07, 2017 USD ($) $ / shares shares	Oct. 11, 2016 USD ($) $ / shares shares	Aug. 05, 2016 USD ($) $ / shares shares	Mar. 22, 2016 USD ($) $ / shares shares	Aug. 06, 2015 USD ($) $ / shares shares	May 12, 2015 USD ($) $ / shares shares	Apr. 09, 2015 USD ($) $ / shares shares	Dec. 31, 2017 HKD ($) shares	Dec. 31, 2016 HKD ($) shares	Dec. 31, 2015 HKD ($)
Common Stock, Shares, Outstanding | shares								12,938,128	12,938,128
Payments of Ordinary Dividends, Common Stock | $								$ 151,376	$ 837,614	$ (22,899)
Dividend Declared [Member]
Dividends Payable, Amount Per Share | $ / shares	$ 1.50	$ 8.0	$ 0.10	$ 0.20	$ 0.10	$ 0.90	$ 0.20
Common Stock, Shares, Outstanding | shares	12,938,128	12,938,128	12,938,128	12,938,128	12,938,128	12,938,128	12,938,128
Payments of Ordinary Dividends, Common Stock | $	$ 19,407,192	$ 103,505,024	$ 1,293,821.80	$ 2,587,625.60	$ 11,644,315.20	$ 11,644,315.20	$ 2,587,625.60